UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.

6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices) (Zip code)

Andrew R. McCarroll, Esq.

Southeastern Asset Management, Inc.

6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 761-2474

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. — Schedule of Investments

Longleaf Partners Fund

Schedule of Investments

September 30, 2013

(Unaudited)

Common Stock	Share Quantity	Market Value	% of Net Assets
Air Freight & Logistics
FedEx Corporation	5,094,606	$581,345,491	7.2%

Capital Markets
The Bank of New York Mellon Corporation	14,258,600	430,467,134	5.3

Construction Materials
Vulcan Materials Company(a)	4,897,722	253,750,977	3.1

Diversified Financial Services
Berkshire Hathaway Inc. – Class B*	2,740,320	311,053,723	3.8

Diversified Telecommunication Services
Level 3 Communications, Inc.*(a)	15,026,565	401,059,020	5.0

Food Products
Mondelez International, Inc. – Class A	11,947,000	375,374,740	4.6

Health Care Equipment & Supplies
Abbott Laboratories	9,696,076	321,812,762	4.0

Industrial Conglomerates
Koninklijke Philips N.V.	10,678,500	344,258,036	4.2
Koninklijke Philips N.V. ADR	2,686,500	86,639,625	1.1

		430,897,661	5.3

Insurance
Aon plc	5,303,672	394,805,344	4.9
Loews Corporation	13,853,000	647,489,220	8.0
The Travelers Companies, Inc.	4,683,900	397,054,203	4.9

		1,439,348,767	17.8

Media
DIRECTV*	7,118,744	425,344,954	5.3

Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation(b)	23,808,927	616,175,031	7.6
CONSOL Energy Inc.(a)	11,692,000	393,435,800	4.9
Murphy Oil Corporation	5,178,829	312,386,965	3.9

		1,321,997,796	16.4

Real Estate Management & Development
Cheung Kong Holdings Limited	29,439,900	448,284,814	5.5

Total Common Stocks (Cost $5,095,735,089)		6,740,737,839	83.3

continued

Preferred Stock	Share Quantity	Market Value	% of Net Assets
Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation Convertible Preferred Stock 5.75%	56,500	$63,611,937	0.8
Chesapeake Energy Corporation Convertible Preferred Stock – Series A 5.75%	45,480	50,283,825	0.6

Total Preferred Stocks (Cost $83,894,895)		113,895,762	1.4

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.0% due 10/1/13, Repurchase price $305,939,000 (Collateral: $267,900,000 U.S. Treasury Bond, 3.58% due 8/15/39, Value $312,061,708)	305,939,000	305,939,000	3.8%
U.S. Treasury Bills, 0.00% – 0.06% due 10/24/13 to 3/20/14	910,000,000	909,953,160	11.2

Total Short-Term Obligations (Cost $1,215,890,853)		1,215,892,160	15.0

Total Investments (Cost $6,395,520,837)		8,070,525,761	99.7

Options Written		(6,172,400)	-

Other Assets and Liabilities, Net		27,550,615	0.3

Net Assets		$8,091,903,976	100.0%

Net asset value per share		$31.77

Options Written	Share Equivalents	Unrealized Loss	Market Value	% of Net Assets
Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation Call, 10/18/13, with J.P. Morgan, Strike Price $25 (Premiums received $5,449,080)	(5,200,000)	$(723,320)	$(6,172,400)	-%

*	Non-income producing security.
(a)	Affliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).
(b)	A portion designated as collateral for written options.

See footnotes on page 9.

Longleaf Partners Small-Cap Fund

Schedule of Investments

September 30, 2013

(Unaudited)

Common Stock	Share Quantity	Market Value	Net Assets
Capital Markets
Legg Mason, Inc.	3,664,021	$122,524,862	2.9%

Construction & Engineering
OCI N.V.*	623,886	21,100,611	0.5

Construction Materials
Martin Marietta Materials, Inc.	386,952	37,987,078	0.9
Texas Industries, Inc.*(a)	7,510,757	498,038,297	11.8

		536,025,375	12.7

Diversified Telecommunication Services
Level 3 Communications, Inc.*	8,662,900	231,212,801	5.5
tw telecom inc.*	5,382,000	160,733,430	3.8

		391,946,231	9.3

Hotels, Restaurants & Leisure
DineEquity, Inc.(a)	1,308,254	90,269,526	2.1
Vail Resorts, Inc.(a)	3,317,000	230,133,460	5.4
The Wendy’s Company(a)	12,696,000	107,662,080	2.5

		428,065,066	10.0

Industrial Conglomerates
Hopewell Holdings Limited	812,000	2,716,822	0.1

Insurance
Everest Re Group, Ltd.	1,449,600	210,786,336	5.0
Fairfax Financial Holdings Limited	458,700	185,501,745	4.4

		396,288,081	9.4

Media
Scripps Networks Interactive, Inc. – Class A	2,052,600	160,328,586	3.8
The Washington Post Company – Class B(a)	428,000	261,657,800	6.2

		421,986,386	10.0

Total Common Stocks (Cost $1,528,733,536)		2,320,653,434	54.9

continued

Short-Term Obligations	Share Quantity	Market Value	Net Assets
Repurchase Agreement with State Street Bank, 0.0% due 10/1/13, Repurchase price $166,938,000 (Collateral: $145,305,000 U.S. Treasury Bonds, 3.58% due 8/15/39 to 2/15/40, Value $170,282,288)	166,938,000	$166,938,000	4.0
U.S. Treasury Bills, 0.00% – 0.07% due 10/10/13 to 12/19/13	1,750,000,000	1,749,973,425	41.4

Total Short-Term Obligations (Cost $1,916,906,409)		1,916,911,425	45.4

Total Investments (Cost $3,445,639,945)		4,237,564,859	100.3

Other Assets and Liabilities, Net		(11,578,884)	(0.3)

Net Assets		$4,225,985,975	100.0%

Net asset value per share		$35.66

*	Non-income producing security.
(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).

See footnotes on page 9.

Longleaf Partners International Fund

Schedule of Investments

September 30, 2013

(Unaudited)

Common Stock	Share Quantity	Market Value	Net Assets
Air Freight & Logistics
TNT Express NV	6,761,346	$61,724,563	3.6%

Construction & Engineering
ACS, Actividades de Construccion Y Servicios, S.A.	2,549,001	81,037,803	4.7
Ferrovial S.A.	3,971,000	71,396,128	4.1
Hochtief AG	1,151,831	100,554,201	5.8
OCI N.V.*	2,492,988	84,315,999	4.9
UGL Limited	3,445,074	26,707,502	1.5

		364,011,633	21.0

Construction Materials
Lafarge S.A.	1,628,500	113,438,493	6.5

Diversified Financial Services
EXOR S.p.A.	2,158,860	80,988,647	4.7

Hotels, Restaurants & Leisure
Genting Berhad(c)	20,167,000	64,346,311	3.7
Melco International Development Limited(c)	42,129,000	112,982,787	6.5

		177,329,098	10.2

Industrial Conglomerates
Koninklijke Philips N.V.	2,655,666	85,614,493	4.9

Insurance
Fairfax Financial Holdings Limited	201,500	81,488,122	4.7

Machinery
CNH Industrial N.V.*	1,339,800	16,747,500	1.0
CNH Industrial N.V. (Local)*	1,673,660	21,464,727	1.2

		38,212,227	2.2

Media
News Corporation – Class B*	4,539,100	74,577,413	4.3

Oil, Gas & Consumable Fuels
HRT Participacoes em Petroleo S.A.*	7,665,550	4,046,697	0.2

Real Estate Management & Development
Cheung Kong Holdings Limited(c)	7,816,000	119,015,150	6.9

Specialty Retail
Nitori Holdings Co., Ltd.	671,500	61,483,290	3.5

Wireless Telecommunication Services
Vodafone Group plc ADR	1,215,997	42,778,774	2.5

Total Common Stocks (Cost $1,052,737,005)		1,304,708,600	75.2

continued

Preferred Stock	Share Quantity	Market Value	Net Assets
Metals & Mining
Manabi S.A. – Class A Preferred*(a)(b)
Total Preferred Stocks (Cost $90,630,186)	91,000	$86,929,779	5.0%

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.0% due 10/1/13, Repurchase price $64,208,000 (Collateral: $56,225,000 U.S. Treasury Bond, 3.58% due 8/15/39, Value $65,493,354)	64,208,000	64,208,000	3.7
U.S. Treasury Bills, 0.00% – 0.06% due 10/24/13 to 12/19/13	245,000,000	244,994,460	14.1

Total Short-Term Obligations (Cost $309,202,916)		309,202,460	17.8

Total Investments (Cost $1,452,570,107)		1,700,840,839	98.0

Forward Currency Contracts		(439,467)	-
Swap Contracts		29,302,395	1.7

Other Assets and Liabilities, Net		5,147,811	0.3

Net Assets		$1,734,851,578	100.0%

Net asset value per share		$16.83

Forward Currency Contracts	Currency Units Sold	Unrealized Loss	Market Value	% of Net Assets
Japanese Yen Forward with State Street Bank due 12/20/13	(6,000,000,000)	(439,467)	(61,076,152)	-

Swap Contracts			Market Value	% of Net Assets
Henderson Stub Swap Contracts with Deutsche Bank due 3/14/17			$22,050,428	1.3%
Vodafone Swap Contracts with J.P. Morgan due 9/13/18			7,782,815	0.4
Verizon Swap Contracts with J.P. Morgan due 10/15/14			(530,848)	-

			29,302,395	1.7%

	Real Estate Management & Development	Oil, Gas & Consumable Fuels
Components of Henderson Stub Swap Contracts	Henderson Land Development Company Limited (Hong Kong)	The Hong Kong and China Gas Company (Hong Kong)	Total
Shares of underlying security	30,461,200	(43,559,516)
Unrealized appreciation (depreciation)	34,702,151	(13,957,175)	20,744,976
Accrued dividends	7,361,822	(4,190,279)	3,171,543
Financing fee	(1,748,526)	(117,565)	(1,866,091)

Unrealized gain(loss)	40,315,447	(18,265,019)	22,050,428

	Wireless Telecommunication Services	Wireless Telecommunication Services
Other Swap Contracts	Vodafone Group plc ADR (United Kingdom)	Verizon Communications Inc. (United States)
Shares of underlying security	3,565,335	(1,257,480)
Unrealized appreciation (depreciation)	7,814,083	(524,502)
Financing fee	(31,268)	(6,346)

Unrealized gain(loss)	7,782,815	(530,848)

*	Non-income producing security.
(a)	Affliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).
(b)	Illiquid. Board Valued.
(c)	A portion designated as collateral for forward contracts.

See footnotes on page 9.

Longleaf Partners Global Fund

Schedule of Investments

September 30, 2013

(Unaudited)

Common Stock	Share Quantity	Market Value	% of Net Assets
Air Freight & Logistics
FedEx Corporation	18,607	$2,123,245	4.4%
TNT Express NV	178,444	1,629,021	3.4

		3,752,266	7.8

Capital Markets
The Bank of New York Mellon Corporation	29,994	905,519	1.9

Construction & Engineering
Hochtief AG	24,608	2,148,265	4.5
OCI N.V.*	61,607	2,083,626	4.3

		4,231,891	8.8

Diversified Financial Services
EXOR S.p.A.	47,700	1,789,444	3.7

Diversified Telecommunication Services
Level 3 Communications, Inc.*	87,527	2,336,096	4.9

Food Products
Mondelez International, Inc. – Class A	39,718	1,247,939	2.6

Hotels, Restaurants & Leisure
Genting Berhad	405,849	1,294,932	2.7
Melco International Development Limited	416,388	1,116,681	2.3

		2,411,613	5.0

Industrial Conglomerates
Koninklijke Philips N.V.	52,217	1,683,394	3.5

Insurance
Everest Re Group, Ltd.	10,104	1,469,223	3.1
Fairfax Financial Holdings Limited	4,802	1,941,965	4.1
Loews Corporation	44,615	2,085,305	4.3

		5,496,493	11.5

Machinery
CNH Industrial N.V.*	119,862	1,498,279	3.1

Media
DIRECTV*	26,809	1,601,838	3.3
News Corporation – Class B*	127,300	2,091,539	4.4

		3,693,377	7.7

Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation	86,400	2,236,032	4.7
Murphy Oil Corporation	21,408	1,291,331	2.7

		3,527,363	7.4

Real Estate Management & Development
Cheung Kong Holdings Limited	182,029	2,771,777	5.8
Henderson Land Development Company Limited	77,001	475,554	1.0

		3,247,331	6.8

continued

Common Stock	Share Quantity	Market Value	% of Net Assets
Textiles, Apparel & Luxury Goods
Guinness Peat Group Plc*	2,527,300	$1,196,459	2.5%

Total Common Stocks (Cost $32,113,333)		37,017,464	77.2

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.0% due 10/1/13, Repurchase price $12,825,000 (Collateral: $11,235,000 U.S. Treasury Bond, 3.58% due 8/15/39, Value $13,087,022)	12,825,000	12,825,000	26.7

Total Investments (Cost $44,938,333)		49,842,464	103.9

Other Assets and Liabilities, Net		(1,871,587)	(3.9)

Net Assets		$47,970,877	100.0%

Net asset value per share		$11.76

*	Non-income producing security.

See footnotes on page 9.

Longleaf Partners Funds Trust

Notes to Schedules of Investments

September 30, 2013

(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the December 31, 2012 Annual Report, and the June 30, 2013 Semi-Annual Report, previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The net unrealized appreciation and federal tax cost of investments held by each fund as of the period end were as follows:

	Partners Fund	Small-Cap Fund	International Fund	Global Fund
Unrealized Appreciation	$1,800,104,153	$861,908,906	$358,088,299	$4,965,352
Unrealized Depreciation	(125,099,229)	(69,983,992)	(109,817,567)	(61,221)

Net Unrealized Appreciation	1,675,004,924	791,924,914	248,270,732	4,904,131

Cost for Federal Income Tax Purposes	6,400,382,598	3,445,639,945	1,455,985,847	44,938,333

3. Investments in Affiliates

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Each Fund held at least five percent of the outstanding voting stock of the following companies during the period ended September 30, 2013.

	Shares(a) at	Market Value at
	September 30, 2013	September 30, 2013	December 31, 2012
Partners Fund
CONSOL Energy Inc.	11,692,000	$393,435,800	$403,914,300
Level 3 Communications, Inc.*	15,026,565	401,059,020	347,263,917
Vulcan Materials Company	4,897,722	253,750,977	371,564,286

		1,048,245,797	1,122,742,503

Small-Cap Fund
DineEquity, Inc.	1,308,254	90,269,526	168,259,177
Quicksilver Resources Inc.*	-	-	70,318,820
Quicksilver Resources Inc. 7.125% Senior Notes due. 4/1/16	-	-	11,722,410
Saks Incorporated*	-	-	151,853,735
Saks Incorporated 7.5% Convertible Notes due 12/1/13	-	-	26,635,427
Service Corporation International	-	-	167,265,339
Texas Industries, Inc.*	7,510,757	498,038,297	383,123,714
Vail Resorts, Inc.	3,317,000	230,133,460	179,416,530
The Washington Post Company – Class B	428,000	261,657,800	156,309,880
The Wendy’s Company	12,696,000	107,662,080	131,444,900

		1,187,761,163	1,446,349,932

International Fund
Manabi S.A. Class A Preferred*	91,000	$86,929,779	$113,211,111

	Purchases	Sales	Dividend or Interest Income(c)
Partners Fund
CONSOL Energy Inc.	$-	$30,638,108	$3,145,750
Level 3 Communications, Inc.*	-	-	-
Vulcan Materials Company	-	126,323,392	149,938
Vulcan Materials Company Written Call Options, 8/16/13, Strike Price $47	(1,546,648)	(554,888)	-

	(1,546,648)	156,406,612	3,295,688

Small-Cap Fund
DineEquity, Inc.*	-	87,761,446	3,479,968
Quicksilver Resources Inc.*	-	41,065,126	-
Quicksilver Resources Inc. 7.125% Senior Notes due. 4/1/16	-	13,579,458	1,221,869	(d)
Saks Incorporated*	-	224,609,186	-
Saks Incorporated 7.5% Convertible Notes due 12/1/13	-	40,294,081	612,249	(d)
Service Corporation International	-	207,475,890	689,626
Texas Industries, Inc.*	-	-	-
Vail Resorts, Inc.	-	-	1,376,555
The Washington Post Company – Class B	-	-	-
The Wendy’s Company	-	126,567,063	3,309,945

	-	741,352,250	10,690,212

International Fund
Manabi Class A Preferred S.A.*	$-	$-	$-

*	- Non-income producing
(a)	- Common stock unless otherwise noted.
(b)	- Principal Amount.
(c)	- Dividend income unless otherwise noted.
(d)	- Interest income.

4. Fair Value for Financial Reporting

Statement of Financial Accounting Standards ASC 820 establishes a single definition of fair value for financial reporting, creates a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Funds’, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

A summary of the inputs used in valuing the Funds’ net assets as of September 30, 2013 follows:

	Level 1	Level 2	Level 3	Total Value
Partners Fund
Common Stock	$6,740,737,839	$-	$-	$6,740,737,839
Preferred Stock	-	113,895,762	-	113,895,762
Short-Term Obligations	1,215,892,160	-	-	1,215,892,160

Total	7,956,629,999	113,895,762	-	8,070,525,761

Small-Cap Fund
Common Stock	2,320,653,434	-	-	2,320,653,434
Short-Term Obligations	1,916,911,425	-	-	1,916,911,425

Total	4,237,564,859	-	-	4,237,564,859

International Fund
Common Stock	1,304,708,600	-	-	1,304,708,600
Short-Term Obligations	309,202,460	-	-	309,202,460
Forward Currency Contracts	(439,467)			(439,467)
Preferred Stock	-	-	86,929,779	86,929,779
Swaps	-	29,302,395	-	29,302,395

Total	1,613,471,593	29,302,395	86,929,779	1,729,703,767

Global Fund
Common Stock	37,017,464	-	-	37,017,464
Short-Term Obligations	12,825,000	-	-	12,825,000

Total	$49,842,464	$-	$-	$49,842,464

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Funds value such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Between December 31, 2012 and September 30, 2013, application of these valuation procedures triggered reclassifications from Level 2 to Level 1 of $394,133,408, $0, $911,177,164 and $0 in the Partners, Small-Cap, International and Global Funds, respectively.

For Level 3 securities, the Funds use valuation techniques to measure fair value that are consistent with the market approach. The market approach uses prices and other relevant information generated by market transactions involving comparable securities or related indices.

The sole Level 3 security at September 30, 2013 was Manabi S.A. Class A Preferred (Manabi), an illiquid and fair valued investment of the Longleaf Partners International Fund acquired in a private placement. It is valued by taking into account company specific developments and other relevant factors. These other factors include: transactions in company shares; the value assigned to the investment in any subsequent capital raises; broker quotes, if available; trading multiples of comparable public companies, and other significant events (e.g., government action or natural disaster) that could impact values.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of September 30, 2013:

Level 3 Holdings	International Fund
Fair value beginning of period	$113,211,111
Unrealized gain	(26,281,332)
Fair value at September 30, 2013	$86,929,779

5. Derivatives Instruments

To the extent owned, options, swaps and forward currency contracts are included in a Fund’s Schedule of Investments.

Written covered calls create an exit method for an underlying security position for portfolio management purposes.

Swap contracts are used to create exposure to the underlying notional value of a stock or bond position. Swap contracts may be done to free up cash or to access markets or short positions more efficiently than otherwise possible.

Forward currency contracts are used on a limited basis to hedge embedded currency exposure related to a specific holding.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	November 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc.
Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 14, 2013

By	/s/ Julie M. Bishop
Julie M. Bishop
Mutual Fund CFO & Principal, Southeastern Asset Management, Inc.
Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 14, 2013